                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22353

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
               (Exact name of registrant as specified in charter)

                               100 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    c/o Bank of America Capital Advisors LLC
                               100 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4497

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                       Schedule of Investments (unaudited)
                                December 31, 2010

The registrant invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the "Company"). The registrant owned 1.30% of the Company's members' capital at December 31, 2010. The registrant has included the Company's schedule of investments as of December 31, 2010, below. The Company's Schedule of Investments was also filed on Form N-Q with the Securities and Exchange Commission.

                                                                                                          FIRST
                                          FIRST                                  % OF     % OWNERSHIP   AVAILABLE
                                       ACQUISITION                   FAIR      MEMBERS'  OF PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS*                           DATE         COST        VALUE**     CAPITAL     FUND***     DATE ****   LIQUIDITY*****
----------------                       -----------  -----------  ------------  --------  ------------  ----------  ---------------
DISTRESSED

  Anchorage Capital Partners, L.P.(a)    8/1/2006   $15,615,000  $ 21,318,612    4.15%       0.79%         N/A         Annually
  Anchorage Short Credit Fund, L.P.      7/1/2007     2,768,079     1,438,556    0.28%       1.27%         N/A         Monthly
  Blue Mountain Credit Alternatives
     Fund, L.P.                          8/1/2007    10,021,359    13,134,797    2.55%       6.37%         N/A        Quarterly

  Fortress Value Recovery Fund, L.P.(b)  1/1/2006     4,300,000       975,944    0.19%       0.15%         N/A           (1)

  Greywolf Capital Partners II, L.P.(a)  9/1/2007       123,050       123,517    0.02%       0.04%         N/A           (2)
  GSO Liquidity Partners, L.P.           3/1/2008     1,098,787     1,061,087    0.21%       0.90%         N/A           (3)
  Harbinger Capital Partners Special
     Situations Fund, L.P.(a)            7/1/2007     7,798,376     5,260,565    1.02%       0.95%         N/A           (1)
  Highland Crusader Fund, L.P.          12/1/2008     3,465,641     3,521,724    0.68%       0.23%         N/A           (1)
  King Street Capital, L.P.(a)           1/1/2003    11,002,507    14,902,246    2.90%       0.25%         (4)        Quarterly
  Marathon Distressed Subprime Fund,
     L.P.                                1/1/2008     1,455,606     2,156,178    0.42%       1.74%         N/A     Every 18 months
  Redwood Domestic Fund, L.P.(a)         1/1/2003     9,648,599    16,627,858    3.23%       1.26%         N/A         Annually -
                                                                                                                     Bi-annually
  Silver Point Capital Fund, L.P.(a)     1/1/2003    12,572,102    16,916,814    3.29%       0.84%         N/A         Annually
  TCW Special Mortgage Credit Fund
     II, L.P.                           10/1/2008     6,603,065    10,110,642    1.97%       2.02%         N/A           (3)
                                                    -----------  ------------   -----
TOTAL DISTRESSED                                     86,472,171   107,548,540   20.91%
                                                    -----------  ------------   -----
EVENT DRIVEN
  Elliott Associates, L.P.               1/1/2003    13,900,000    21,401,714    4.16%       0.32%         N/A      Semi-annually
  Level Global L.P.                      7/1/2009     9,775,800     9,930,246    1.93%       1.19%         N/A           (5)
  Magnetar Capital II Fund, L.P.         1/1/2010    14,679,990    14,341,206    2.79%       4.52%         N/A        Quarterly
  Magnetar Capital, L.P.(a)              7/1/2007     1,245,010     1,147,320    0.22%       1.00%         N/A           (2)
  Owl Creek II, L.P.                     4/1/2010    14,700,000    14,016,272    2.73%       1.01%         N/A        Quarterly

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

                                                                                                           FIRST
                                          FIRST                                   % OF     % OWNERSHIP   AVAILABLE
                                       ACQUISITION                    FAIR      MEMBERS'  OF PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)               DATE         COST         VALUE**     CAPITAL     FUND***     DATE ****  LIQUIDITY*****
----------------------------           -----------  ------------  ------------  --------  ------------  ----------  --------------
EVENT DRIVEN (CONTINUED)
   Perry Partners, L.P. (a)              1/1/2003   $ 18,429,091  $ 23,071,924    4.49%        1.36%       N/A         Quarterly
   Seneca Capital, L.P. (a)              1/1/2003     13,384,684    14,779,159    2.87%        4.11%       N/A        Quarterly(6)
                                                    ------------  ------------   -----
TOTAL EVENT DRIVEN                                    86,114,575    98,687,841   19.19%
                                                    ------------  ------------   -----
LONG AND/OR SHORT EQUITY
   Adelphi Europe Partners, L.P.        12/1/2005      8,682,366    10,468,993    2.04%       15.57%       N/A         Quarterly
   Black Bear Fund I, L.P.               1/1/2003         67,788       143,488    0.03%        1.44%       N/A            (7)
   Broad Peak Fund, L.P. (a)             7/1/2007      9,490,256     8,690,685    1.69%        5.18%       N/A         Quarterly
   Brookside Capital Partners Fund,
      L.P.                              10/1/2009      6,300,000     6,702,338    1.30%        0.11%    10/31/2011     Quarterly
   Cavalry Technology, L.P.              5/1/2003      4,057,186     5,621,043    1.09%        4.98%       N/A         Quarterly
   Citadel Wellington, LLC               7/1/2008        457,465       376,238    0.07%        0.02%       N/A            (8)
   Conatus Capital Partners, L.P.        1/1/2008     12,900,000    14,443,653    2.81%        1.31%       N/A         Quarterly
   Egerton Capital Partners, L.P.        7/1/2008      9,659,763    11,288,601    2.19%        2.00%       N/A         Quarterly
   Elm Ridge Capital Partners, L.P.      4/1/2003      9,940,474    12,192,386    2.37%        1.53%       N/A         Quarterly
   Eminence Partners, L.P.               7/1/2010      9,800,000    10,775,072    2.09%        0.58%    6/30/2011      Quarterly
   Empire Capital Partners Enhanced
      Fund, L.P.                         1/1/2008      9,807,146    14,134,250    2.75%       10.79%       N/A         Quarterly
   Galante Partners, L.P.               10/1/2006      6,574,720     3,933,041    0.76%        9.59%       N/A         Quarterly
   Greenlight Capital Qualified, L.P.    1/1/2003      1,900,000     3,530,331    0.69%        0.17%       (9)          Annually
   Impala Fund, L.P.                     1/1/2007      4,765,392     6,427,435    1.25%        1.41%       N/A         Quarterly
   Impala Transportation Fund, L.P.      1/1/2008      2,475,000     2,931,882    0.57%        2.42%       N/A         Quarterly
   Kingsford Capital Partners, L.P.      1/1/2003      5,055,626     3,845,445    0.75%        5.42%       N/A         Quarterly
   Montrica Global Opportunities
      Fund, L.P. (a)                     8/1/2007        251,213       208,345    0.04%        0.15%       N/A            (2)
   Passport Global Strategies III,
      Ltd.                               1/1/2010        529,106       391,300    0.08%        0.65%       N/A            (7)
   Passport II, L.P.                     7/1/2008     12,835,240    10,539,055    2.05%        1.19%       N/A         Quarterly
   Scout Capital Partners II L.P.        9/1/2004      8,887,705    13,870,223    2.70%        3.75%       N/A         Quarterly
   Spring Point Contra Partners, L.P.    1/1/2004      4,224,533     3,354,077    0.65%        5.99%       N/A         Quarterly
                                                                                                                      Quarterly -
   Tremblant Partners, L.P.              1/1/2003      8,861,908    10,157,902    1.98%        6.16%       N/A        Bi-annually
   Trian Partners, L.P.                  4/1/2006      9,079,005    10,870,255    2.11%        2.26%       N/A         Quarterly
   Viking Global Equities, L.P.         12/1/2007      3,600,000     4,612,268    0.90%        0.11%       N/A          Monthly
                                                    ------------  ------------   -----
TOTAL LONG AND/OR SHORT EQUITY                       150,201,892   169,508,306   32.96%
                                                    ------------  ------------   -----

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

                                                                                                           FIRST
                                          FIRST                                   % OF     % OWNERSHIP   AVAILABLE
                                       ACQUISITION                    FAIR      MEMBERS'  OF PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)               DATE         COST         VALUE**     CAPITAL     FUND***     DATE ****  LIQUIDITY*****
----------------------------           -----------  ------------  ------------  --------  ------------  ----------  --------------
MULTI-ARBITRAGE
   Canyon Value Realization Fund,
      L.P. (a)                           1/1/2003   $ 15,193,737  $ 20,468,943     3.98%      0.85%        N/A      Quarterly -
                                                                                                                    Annually
   Fir Tree Value Fund L.P.              9/1/2010     11,700,000    13,086,099     2.55%      1.09%        (10)     Quarterly -
                                                                                                                    Annually
   HBK II Fund, L.P. (a)                11/1/2009     15,310,073    16,754,415     3.26%      2.54%        N/A      Quarterly
   MKP Opportunity Partners, L.P.        4/1/2010      9,600,000     9,638,830     1.87%      4.25%        N/A      Quarterly
   Nisswa Fund L.P.                     12/1/2010     18,000,000    18,522,329     3.60%     15.24%        N/A      Quarterly
   OZ Domestic Partners, L.P. (a)        1/1/2003     16,244,820    21,340,792     4.15%      1.35%        (11)     Annually
   Stark Investments, L.P. (a)           1/1/2003      9,879,541    10,127,983     1.97%      1.23%     6/30/2011   Annually
   Stark Select Asset Fund LLC           1/1/2010        330,868       330,071     0.06%      0.05%        N/A        (12)
   SuttonBrook Capital Partners, L.P.   12/1/2003      4,864,030     5,946,405     1.16%     10.25%        N/A      Monthly
                                                    ------------  ------------   ------
TOTAL MULTI-ARBITRAGE                                101,123,069   116,215,867    22.60%
                                                    ------------  ------------   ------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                $423,911,707  $491,960,554    95.66%
                                                    ------------  ------------   ------
Other Assets, Less Liabilities                                    $ 22,317,916     4.34%
                                                                  ------------   ------
MEMBERS' CAPITAL                                                  $514,278,470   100.00%
                                                                  ============   ======

The Company's (as defined in the Portfolio Valuation note) investments in the Portfolio Funds shown above, representing 95.66% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors of the Company.

The Company's investments on December 31, 2010 are summarized below based on the investment strategy of each specific Portfolio Fund.

                           % OF TOTAL INVESTMENTS IN
INVESTMENT STRATEGY             PORTFOLIO FUNDS
-------------------        -------------------------
Long and/or Short Equity             34.46%
Multi-Arbitrage                      23.62
Distressed                           21.86
Event Driven                         20.06
                                    ------
TOTAL                               100.00%
                                    ------

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

* Non-income producing investments. The Company's investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**   See definition in the Portfolio Valuation note.

*** Based on the most recently available information provided by each Portfolio Fund.

**** From original investment date.

***** Available frequency of redemptions after initial lock-up period.

N/A Initial lock-up period that has either expired prior to 12/31/10 or the Portfolio Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a) A portion or all of the Company's interest in the Portfolio Fund is held in side pockets which have restricted liquidity.

(b)  Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners. Due to the liquidation, the Portfolio Fund has suspended redemptions. The full liquidation is expected to take from two to four years.

(2) All of the Company's remaining interest in the Portfolio Fund is held in side pockets.

(3) Redemption not permitted during the life of the Portfolio Fund. Cash proceeds are distributed to limited partners as the Portfolio Fund's investments are realized.

(4) Approximately 27% of the fair value of the Company's non - side pocketed interest in the Portfolio Fund has a lock-up period that expires on 5/31/11. The side pockets represent approximately 10% of the fair value of the Company's interest in the Portfolio Fund.

(5) Subsequent to the date of this report, the Portfolio Fund has decided to liquidate its assets and return capital to its limited partners. The full liquidation is expected to be completed by 3/31/11.

(6) Approximately 15% of the fair value of the Company's interest in the Portfolio Fund is held in a special liquidating vehicle ("SLV") which is not available for redemption. The expected term of the full liquidation of the SLV is four years.

(7) The Portfolio Fund has limited redemption rights by creating a liquidating vehicle with the intention of liquidating assets in a reasonable manner. The full liquidation is expected to take from two to four years.

(8) Portfolio Fund invoked 1/16th investor- level gate as per its offering documents. Under the "1/16th" gate provision, limited partners can only redeem up to 1/16th of their capital account balances in each redemption period in the case the Portfolio Fund receives redemption requests exceeding 3% of firm-wide capital. The Company expects to receive its remaining interest in the Portfolio Fund at the next available redemption date of 3/31/11.

(9) Approximately 39% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 1/31/12.

(10) Approximately 37% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 8/31/11.

(11) Approximately 19% of the fair value of the Company's non - side pocketed interest in the Portfolio Fund has a lock-up period that expires on 7/31/11. The side pockets represent approximately 11% of the fair value of the Company's interest in the Portfolio Fund.

(12) The Portfolio Fund has limited redemption rights by creating a liquidating vehicle with the intention of liquidating its assets in a reasonable manner. The Company expects to receive the majority of its interest in the Portfolio Fund by the end of 2011.

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

PORTFOLIO VALUATION

     The net asset value (the "NAV") of Grosvenor Registered Multi-Strategy Master Fund, LLC (the "Company") is determined by, or at the direction of, Bank of America Capital Advisors LLC (the "Adviser") as of the close of business at the end of each fiscal period (as defined in the Company's Operating Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Directors (the "Board"). Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the Company's underlying investments (the "Portfolio Funds") subject to the oversight by the Board.

     The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of the investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company's share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

     The Portfolio Funds record their investments at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

     Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material.

     Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities ("side pockets") may be subject to additional restrictions of liquidity restrictions applicable to general interests in the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Company may receive an "in-kind" distribution of a side pocket's holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of December 31, 2010, the Company's investments in side pockets represented 2.48% of the Company's net assets. Additionally, the

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

PORTFOLIO VALUATION (CONTINUED)

     governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital. Restrictions applicable to individual Portfolio Funds are described in detail on the Company's Schedule of Investments.

     The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company's Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company relies upon the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

     Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment's fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (published NAVs) and that the Company has the ability to redeem from within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

PORTFOLIO VALUATION (CONTINUED)

     The Company's investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Company uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

     The Company recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. All transfers into and out of Level 2 and Level 3 can be found in the Level 2 and Level 3 reconciliation tables. There were no transfers between Level 1 and Level 2 for the period from April 1, 2010 to December 31, 2010.

     The following table sets forth information about the Level within the fair value hierarchy at which the Portfolio Fund investments are measured at December 31, 2010:

                                           Level 2        Level 3
                              Level 1    Significant    Significant
                               Quoted    Observable    Unobservable   Total Fair Value at
Description                    Prices      Inputs         Inputs           12/31/2010
-----------                   -------   ------------   ------------   -------------------
Portfolio Funds
   Distressed                   $--     $ 14,573,353   $ 92,975,187       $107,548,540
   Event Driven                 $--     $ 61,359,648   $ 37,328,193       $ 98,687,841
   Long and/or Short Equity     $--     $128,532,607   $ 40,975,699       $169,508,306
   Multi-Arbitrage              $--     $ 34,107,564   $ 82,108,303       $116,215,867
                                ---     ------------   ------------       ------------
Total Portfolio Funds           $--     $238,573,172   $253,387,382       $491,960,554
                                ---     ------------   ------------       ------------

     The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

     The following table includes a roll-forward of the amounts for the period from April 1, 2010 to December 31, 2010 for the investments classified within Level 2. The classification of an investment within Level 2 is based on the significance of the observable inputs to the overall fair value measurement.

                                                                             NET CHANGE IN
                           BALANCE AS OF     TRANSFERS IN                      UNREALIZED                       BALANCE AS OF
                             MARCH 31,     AND/OR (OUT) OF    NET REALIZED   APPRECIATION /   NET PURCHASES /    DECEMBER 31,
INVESTMENT STRATEGY             2010           LEVEL 2*      GAIN / (LOSS)    DEPRECIATION        (SALES)            2010
-------------------        -------------   ---------------   -------------   --------------   ---------------   -------------
Distressed                  $ 29,501,514    $(18,350,455)     $   58,640      $   603,784      $  2,759,870      $ 14,573,353
Event Driven                  28,528,416      11,022,465          75,802        2,932,965        18,800,000        61,359,648
Long and/or Short Equity     116,230,109      21,228,350        (707,368)      10,740,723       (18,959,207)      128,532,607
Multi-Arbitrage               13,930,428              --       1,188,330         (211,194)       19,200,000        34,107,564
                            ------------    ------------      ----------      -----------      ------------      ------------
Total                       $188,190,467    $ 13,900,360      $  615,404      $14,066,278      $ 21,800,663      $238,573,172
                            ------------    ------------      ----------      -----------      ------------      ------------

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

PORTFOLIO VALUATION (CONTINUED)

     The following table includes a roll-forward of the amounts for the period from April 1, 2010 to December 31, 2010 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

                                                                              NET CHANGE IN
                           BALANCE AS OF     TRANSFERS IN                      UNREALIZED                       BALANCE AS OF
                             MARCH 31,     AND/OR (OUT) OF    NET REALIZED   APPRECIATION /   NET PURCHASES /    DECEMBER 31,
INVESTMENT STRATEGY             2010           LEVEL 3*      GAIN / (LOSS)    DEPRECIATION        (SALES)            2010
-------------------        -------------   ---------------   -------------   --------------   ---------------   -------------
Distressed                  $ 94,345,126    $ 18,350,455      $5,919,733       $ 1,763,443     $(27,403,570)     $ 92,975,187
Event Driven                  46,193,420     (11,022,465)             --         2,157,238               --        37,328,193
Long and/or Short Equity      59,059,525     (21,228,350)       (974,718)        1,094,352        3,024,890        40,975,699
Multi-Arbitrage               52,812,056              --         589,179         5,509,074       23,197,994        82,108,303
                            ------------    ------------      ----------       -----------     ------------      ------------
Total                       $252,410,127    $(13,900,360)     $5,534,194       $10,524,107     $ (1,180,686)     $253,387,382
                            ------------    ------------      ----------       -----------     ------------      ------------

* Transfers in the above tables include one investment in a Portfolio Fund that was previously categorized as a Level 2 investment for the year ended March 31, 2010, with a fair market value of $18,350,455. Due to changes in redemption terms and the Company's inability to redeem from this investment within three months of the balance sheet date, this investment is being re-categorized as Level 3 for the period from April 1, 2010 to December 31, 2010. Transfers also include two investments in Portfolio Funds that were previously categorized as Level 3 investments for the year ended March 31, 2010 with a fair market value of $32,250,815. Due to changes in redemption terms and the Company's ability to redeem from these investments within three months of the balance sheet date, these investments are being re-categorized as Level 2 for the period from April 1, 2010 to December 31, 2010.

     Net unrealized appreciation for the period from April 1, 2010 to December 31, 2010 for Level 3 investments held by the Company as of December 31, 2010 was an increase of $10,791,112 as shown in the table below:

Investments in                  Net change in
Portfolio Funds            unrealized appreciation
---------------            -----------------------
Distressed                        $ 2,225,514
Event Driven                        2,157,238
Long and/or Short Equity            1,094,352
Multi-Arbitrage                     5,314,008
                                  -----------
Total                             $10,791,112
                                  -----------

     The Company adopted authoritative guidance that permits a reporting entity to measure fair value of an investment that does not have a readily determinable fair value, based on the NAV per share for

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

     the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments. A listing of the investments held by the Company and their attributes as of December 31, 2010, that may qualify for these valuations are shown in the table below.

INVESTMENT                            REDEMPTION
CATEGORY               FAIR VALUE     FREQUENCY    NOTICE PERIOD    REDEMPTION RESTRICTIONS AND TERMS*
----------            ------------   -----------   -------------   -----------------------------------
Distressed (a)        $107,548,540    Monthly -    30 - 180 Days   0-4 years.
                                     Bi-annually                   Side pocket & liquidating vehicle
                                                                   arrangements exist for 13%** of the
                                                                   Portfolio Funds.

Event Driven (b)      $ 98,687,841   Quarterly -   60 - 90 Days    0-1 years.
                                        Semi-                      Side pocket & liquidating vehicle
                                       annually                    arrangements exist for 4%** of the
                                                                   Portfolio Funds.

Long and/or Short     $169,508,306    Monthly -    30 - 90 Days    0-2 years.
   Equity (c)                        Bi-annually                   Side pocket & liquidating vehicle
                                                                   arrangements exist for 1%** of the
                                                                   Portfolio Funds.

Multi-Arbitrage (d)   $116,215,867    Monthly -    30 - 90 Days    0-1 years.
                                       Annually                    Side pocket & liquidating vehicle
                                                                   arrangements exist for 5%** of the
                                                                   Portfolio Funds.

* The information summarized in the table above represents the general terms of the specific asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**   Reflects fair value of investments in each respective investment category.

     The Company's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds, would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using the NAV of the Portfolio Funds.

     (A) DISTRESSED SECURITIES This class includes the Portfolio Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of December 31, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

              Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2010

PORTFOLIO VALUATION (CONTINUED)

     (B) EVENT DRIVEN This class includes the Portfolio Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of December 31, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

     (C) LONG AND/OR SHORT EQUITIES This class includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of December 31, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

     (D) MULTI-ARBITRAGE This class includes the Portfolio Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of December 31, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

     For the period from April 1, 2010 to December 31, 2010, aggregate purchases and sales of the Portfolio Funds amounted to $107,207,250 and $86,587,273, respectively.

     INCOME TAXES

     The cost of the Company's investments in Portfolio Funds for federal income tax purposes is based on amounts reported to the Company by the Portfolio Funds on a Schedule K-1. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and redemptions between December 31, 2009 and December 31, 2010, the estimated cost of the Portfolio Funds at December 31, 2010 for federal tax purposes is $436,271,639. The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at December 31, 2010 is $55,688,915.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grosvenor Registered Multi-Strategy Fund (TI 2), LLC


By (Signature and Title)* /s/ Steven L. Suss
                          ------------------------------------------------------
                          Steven L. Suss, President, Treasurer and Senior Vice President
                          (principal executive officer and principal financial officer)

Date February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Steven L. Suss
                          ------------------------------------------------------
                          Steven L. Suss, President, Treasurer and Senior Vice President
                          (principal executive officer and principal financial officer)

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.